N-2	Oct. 09, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0002008638
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Multi Asset Credit Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class A	Class I	Class U
Sales Load on Purchases (as a percent age of offering price) (1)	2.50%	None	None
(1)
Class A Share investments may be subject to a maximum sales charge of 2.50%. Such sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fee	1.25	1.25	1.25
Distribution and Service Fee	0.25	0.00	0.75	(2)
Other Expenses (3)	2.03	2.03	2.03

Total Annual Fund Operating Expenses	3.53	3.28	4.03

Fee Waiver and/or Expense Reimbursements (4)	-1.53	-1.53	-1.53

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.00	1.75	2.50

(2)	Distribution and Service (i.e., Rule 12b-1) fees have been restated to reflect the Class Plan (as defined below) fee schedule effective October 9, 2024.
(3)
“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.

(4)
The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.51% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding: (1) advisory fees; (2) interest expense; (3)
12b-1
fees; (4) any cashiering or other investment servicing fees; (5) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; (6) taxes; (7) short dividends; (8) acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; (9) class specific expenses; (10) portfolio brokerage commissions; (11) expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; (12) expenses, including legal expenses, related to investments of the fund; and (13) expenses, including legal expenses, related to co-investment
transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE
The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. This example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:*
Cumulative Expenses Paid for the Period of:

Expenses ($)	Class A	Class I	Class U
Year 1	45	18	25
Year 3	117	87	109
Year 5	191	158	194
Year 10	386	347	414
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

*
The example assumes that the total annual fund operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) set forth in the Annual Expenses table above are as shown and remain the same for each year, and that all dividends and distributions are reinvested at net asset value. The expenses used to calculate the fund’s examples do not include fee waivers or expense reimbursements. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]	The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly.For a more complete description of the various fees and expenses of the fund, see “Management of the Fund.”
Basis of Transaction Fees, Note [Text Block]	as a percent age of offering price
Other Transaction Fees, Note [Text Block]	Distribution and Service (i.e., Rule 12b-1) fees have been restated to reflect the Class Plan (as defined below) fee schedule effective October 9, 2024.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.03%	[2]
Total Annual Expenses [Percent]	3.53%
Waivers and Reimbursements of Fees [Percent]	(1.53%)	[3]
Net Expense over Assets [Percent]	2.00%
Expense Example, Year 01	$ 45	[4]
Expense Example, Years 1 to 3	117	[4]
Expense Example, Years 1 to 5	191	[4]
Expense Example, Years 1 to 10	$ 386	[4]
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.03%	[2]
Total Annual Expenses [Percent]	3.28%
Waivers and Reimbursements of Fees [Percent]	(1.53%)	[3]
Net Expense over Assets [Percent]	1.75%
Expense Example, Year 01	$ 18	[4]
Expense Example, Years 1 to 3	87	[4]
Expense Example, Years 1 to 5	158	[4]
Expense Example, Years 1 to 10	$ 347	[4]
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.75%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.03%	[2]
Total Annual Expenses [Percent]	4.03%
Waivers and Reimbursements of Fees [Percent]	(1.53%)	[3]
Net Expense over Assets [Percent]	2.50%
Expense Example, Year 01	$ 25	[4]
Expense Example, Years 1 to 3	109	[4]
Expense Example, Years 1 to 5	194	[4]
Expense Example, Years 1 to 10	$ 414	[4]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares

[1]	Class A Share investments may be subject to a maximum sales charge of 2.50%. Such sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses.
[3]	The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.51% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding: (1) advisory fees; (2) interest expense; (3) 12b-1 fees; (4) any cashiering or other investment servicing fees; (5) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; (6) taxes; (7) short dividends; (8) acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; (9) class specific expenses; (10) portfolio brokerage commissions; (11) expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; (12) expenses, including legal expenses, related to investments of the fund; and (13) expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The example assumes that the total annual fund operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) set forth in the Annual Expenses table above are as shown and remain the same for each year, and that all dividends and distributions are reinvested at net asset value. The expenses used to calculate the fund’s examples do not include fee waivers or expense reimbursements. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[5]	Distribution and Service (i.e., Rule 12b-1) fees have been restated to reflect the Class Plan (as defined below) fee schedule effective October 9, 2024.